Note 13 - Segmented Information (Tables)	3 Months Ended
Feb. 28, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
	For the three months ended
	February 28,	February 29,
	2017	2016
	$	$
Revenue
Canada	-	-
United States	1,235,366	566,937
	1,235,366	566,937

	February 28,	November 30,
	2017	2016
Total assets
Canada	7,959,616	7,974,689

Total property and equipment
Canada	2,520,572	1,889,638